INTANGILE ASSETS AND GOODWILL (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Summary of Intangible Assets And Goodwill

In thousands of euro	Goodwill	Assets under construction[1]	Patent, trademarks and other rights	Software	TOTAL
Cost
At January 1, 2021	28	208,787	467	4,542	213,824
Additions	—	190,899	—	5,158	196,057
Transfers	—	(263)	—	(325)	(588)
Disposals	—	(705)	—	(240)	(945)
Foreign exchange differences	—	20,016	35	444	20,495
At December 31, 2021	28	418,734	502	9,579	428,843

Amortization/impairment
At January 1, 2021	(2)	(39,978)	(83)	(2,035)	(42,098)
Amortization	—	—	(62)	(2,280)	(2,342)
Disposals	—	—	—	233	233
Transfers	—	—	—	325	325
Impairments	—	(14,572)	(275)	—	(14,847)
Foreign exchange differences	—	(3,464)	(17)	(187)	(3,668)
At December 31, 2021	(2)	(58,014)	(437)	(3,944)	(62,397)

Net book Value
At January 1, 2021	26	168,809	384	2,507	171,726
At December 31, 2021	26	360,720	65	5,635	366,446

In thousands of euro	Goodwill	Assets under construction[1]	Patent, trademarks and other rights	Software	TOTAL
Cost
At January 1, 2020	6	124,938	104	2,394	127,442
Additions	26	91,996	—	2,304	94,326
Additions through business combinations under common control	—	—	361	—	361
Additions through business combinations	—	—	—	4	4
Transfers	(4)	—	—	—	(4)
Disposals	—	—	—	(10)	(10)
Foreign exchange differences	—	(8,147)	2	(150)	(8,295)
At December 31, 2020	28	208,787	467	4,542	213,824

In thousands of euro	Goodwill	Assets under construction[1]	Patent, trademarks and other rights	Software	TOTAL
Amortization/impairment
At January 1, 2020	(6)	(41,949)	(17)	(1,220)	(43,192)
Amortization	—	—	(27)	(893)	(920)
Additions through business combinations under common control	—	—	(39)	—	(39)
Transfers	4	—	—	—	4
Disposals	—	—	—	5	5
Impairment	—	(366)	—	—	(366)
Foreign exchange differences	—	2,337	—	73	2,410
At 31 December 2020	(2)	(39,978)	(83)	(2,035)	(42,098)

Net book Value
At January 1, 2020	—	82,989	87	1,174	84,250
At December 31, 2020	26	168,809	384	2,507	171,726
1.Assets under construction include all costs of projects that are in development phase. The projects under development relate to electric vehicles, electric vehicle components and software. Assets under construction include equipment, tolling and parts that have been acquired during which will be used for the development of Arrival's projects. The amount of these additions during the year amounted to EUR 35,476,145 (2020: EUR 15,845,777)